Consolidated Statements of Financial Position - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Intangible assets	€ 163,490	€ 89,434
Property, plant and equipment	226,968	93,044
Right-of-use assets	98,988	55,018
Other assets	1,045
Deferred tax assets	161,233
Total non-current assets	651,724	237,496
Current assets
Inventories	64,120	11,722
Trade receivables	165,468	11,913
Other financial assets	137,234	1,680
Other assets	60,966	9,069
Income tax assets	898	756
Deferred expenses	28,001	5,862
Cash and cash equivalents	1,210,209	519,149
Total current assets	1,666,896	560,151
Total assets	2,318,620	797,647
Equity
Share capital	246,310	232,304
Capital reserve	1,514,451	686,714
Treasury shares	(4,789)	(5,525)
Accumulated losses	(409,629)	(424,827)
Other reserves	25,503	4,826
Total equity	1,371,846	493,492
Non-current liabilities
Interest-bearing loans and borrowings	231,047	68,904
Other financial liabilities	31,476
Provisions	5,498
Contract liabilities	71,892	97,109
Other liabilities	566
Deferred tax liabilities	281
Total non-current liabilities	340,760	166,013
Current liabilities
Interest-bearing loans and borrowings	9,142	5,307
Trade payables	102,288	20,498
Other financial liabilities	74,075	10,352
Government grants	91,951
Tax provisions	11	150
Other provisions	903	762
Contract liabilities	299,583	93,583
Other liabilities	28,061	7,490
Total current liabilities	606,014	138,142
Total liabilities	946,774	304,155
Total equity and liabilities	€ 2,318,620	€ 797,647